Schedule of Investments (unaudited) February 28, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(a)	299	$49,481
Curtiss-Wright Corp.	198	21,877
HEICO Corp., Class A	377	43,642
Hexcel Corp.(a)	404	21,719
L3Harris Technologies, Inc.	870	158,262
Mercury Systems, Inc.(a)	261	17,059
Teledyne Technologies, Inc.(a)	169	62,699

		374,739

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	12,403	1,126,813
Expeditors International of Washington, Inc.	23,035	2,115,534

		3,242,347

Airlines — 0.2%
Delta Air Lines, Inc.(a)	10,089	483,667

Auto Components — 0.2%
Aptiv PLC(a)	1,729	259,073
BorgWarner, Inc.	4,069	183,105

		442,178

Automobiles — 1.7%
Tesla, Inc.(a)	5,703	3,852,377

Banks — 2.8%
Citigroup, Inc.	10,843	714,337
Comerica, Inc.	15,383	1,047,582
JPMorgan Chase & Co.	4,835	711,567
Regions Financial Corp.	68,652	1,416,291
SVB Financial Group(a)	166	83,890
Truist Financial Corp.	26,455	1,506,877
Wells Fargo & Co.	22,443	811,763
Zions Bancorp NA	5,318	282,758

		6,575,065

Beverages — 2.5%
Coca-Cola Co.	61,833	3,029,199
PepsiCo, Inc.	21,632	2,794,638

		5,823,837

Biotechnology — 3.6%
AbbVie, Inc.	10,530	1,134,502
Amgen, Inc.	9,516	2,140,339
Biogen, Inc.(a)	901	245,865
Gilead Sciences, Inc.	39,400	2,419,160
Moderna, Inc.(a)	1,627	251,876
Regeneron Pharmaceuticals, Inc.(a)	553	249,165
Vertex Pharmaceuticals, Inc.(a)	9,068	1,927,403

		8,368,310

Building Products — 1.0%
Trane Technologies PLC	14,538	2,227,803

Capital Markets — 3.4%
Bank of New York Mellon Corp.	38,285	1,614,095
CME Group, Inc.	1,161	231,852
Invesco Ltd.	21,498	481,985
Moody’s Corp.	1,807	496,726
Morgan Stanley	33,585	2,581,679
Northern Trust Corp.	2,451	233,164

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	3,920	$285,258
T. Rowe Price Group, Inc.	11,584	1,878,230

		7,802,989

Chemicals — 1.8%
Axalta Coating Systems Ltd.(a)	4,877	133,337
Ecolab, Inc.	7,781	1,629,030
Linde PLC(a)	1,113	271,873
PPG Industries, Inc.	16,156	2,178,152

		4,212,392

Commercial Services & Supplies(a) — 0.5%
Copart, Inc.	8,433	920,546
IAA, Inc.	5,842	342,517

		1,263,063

Communications Equipment — 0.7%
Cisco Systems, Inc.	34,554	1,550,438

Construction & Engineering — 0.3%
AECOM(a)	1,878	108,718
EMCOR Group, Inc.	6,220	605,641

		714,359

Consumer Finance — 1.6%
Ally Financial, Inc.	28,379	1,177,729
American Express Co.	18,494	2,501,498

		3,679,227

Containers & Packaging — 0.2%
AptarGroup, Inc.	3,703	481,649

Distributors — 0.2%
Pool Corp.	1,468	491,442

Diversified Consumer Services(a) — 0.7%
Bright Horizons Family Solutions, Inc.	4,476	714,638
Terminix Global Holdings, Inc.	19,205	864,417

		1,579,055

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	3,151	757,847
Voya Financial, Inc.	15,323	923,670

		1,681,517

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	32,530	1,798,909

Electric Utilities — 1.3%
Avangrid, Inc.	31,718	1,451,416
Edison International	9,502	513,013
Eversource Energy	7,422	589,900
NextEra Energy, Inc.	7,618	559,771

		3,114,100

Electrical Equipment — 0.6%
Acuity Brands, Inc.	8,173	1,007,731
Bloom Energy Corp., Class A(a)	2,309	65,876
Plug Power, Inc.(a)	1,360	65,797
Rockwell Automation, Inc.	397	96,582
Sunrun, Inc.(a)	1,092	68,337

		1,304,323

Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.(a)	28,967	526,910
FLIR Systems, Inc.	785	41,919
Itron, Inc.(a)	5,741	673,075

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)	3,071	$227,684
Zebra Technologies Corp., Class A(a)	492	245,719

		1,715,307

Energy Equipment & Services — 1.1%
Schlumberger NV	77,298	2,157,387
Technip Energies NV, ADR(a)	5,884	74,550
TechnipFMC PLC	29,422	241,849

		2,473,786

Entertainment — 2.1%
Activision Blizzard, Inc.	474	45,319
Netflix, Inc.(a)	1,680	905,268
Roku, Inc.(a)	320	126,554
Walt Disney Co.(a)	20,672	3,907,835

		4,984,976

Equity Real Estate Investment Trusts (REITs) — 2.8%
Equinix, Inc.	3,709	2,404,693
Equity Residential	2,842	185,895
Kilroy Realty Corp.	27,674	1,756,192
Macerich Co.	4,607	59,522
Prologis, Inc.	14,228	1,409,568
Regency Centers Corp.	2,857	156,507
UDR, Inc.	549	22,602
Welltower, Inc.	7,361	499,812

		6,494,791

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	2,827	935,737
Walgreens Boots Alliance, Inc.	10,185	488,167

		1,423,904

Food Products — 0.9%
Kellogg Co.	31,015	1,789,876
Lamb Weston Holdings, Inc.	470	37,492
McCormick & Co., Inc.	3,341	281,579

		2,108,947

Health Care Equipment & Supplies — 2.1%
ABIOMED, Inc.(a)	68	22,070
DexCom, Inc.(a)	1,977	786,411
Edwards Lifesciences Corp.(a)	7,407	615,522
Envista Holdings Corp.(a)	2,229	85,906
Hologic, Inc.(a)	1,557	112,244
IDEXX Laboratories, Inc.(a)	3,248	1,689,512
Inari Medical, Inc.(a)	190	19,874
Insulet Corp.(a)	242	62,702
Quidel Corp.(a)	186	30,552
Varian Medical Systems, Inc.(a)	537	94,120
West Pharmaceutical Services, Inc.	4,982	1,398,198

		4,917,111

Health Care Providers & Services — 1.5%
1Life Healthcare, Inc.(a)	4,329	205,671
Anthem, Inc.	1,488	451,147
Centene Corp.(a)	1,960	114,738
Cigna Corp.	8,283	1,738,602
Humana, Inc.	708	268,792
McKesson Corp.	1,685	285,641
UnitedHealth Group, Inc.	1,314	436,537

		3,501,128

Security	Shares	Value

Health Care Technology — 0.7%
Cerner Corp.	15,478	$1,070,149
Teladoc Health, Inc.(a)	2,037	450,360

		1,520,509

Hotels, Restaurants & Leisure(a) — 0.7%
Chipotle Mexican Grill, Inc.	444	640,248
Dine Brands Global, Inc.	972	76,895
Vail Resorts, Inc.	2,619	809,742

		1,526,885

Household Durables — 0.0%
TopBuild Corp.(a)	271	51,601

Household Products — 1.2%
Clorox Co.	2,752	498,250
Colgate-Palmolive Co.	31,537	2,371,582

		2,869,832

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	1,548	132,617
Sunnova Energy International, Inc.(a)	8,978	402,574

		535,191

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.	1,466	553,591

Insurance — 2.9%
American International Group, Inc.	5,204	228,716
First American Financial Corp.	5,121	269,057
Marsh & McLennan Cos., Inc.	16,607	1,913,459
MetLife, Inc.	39,115	2,253,024
Travelers Cos., Inc.	12,832	1,867,056
Willis Towers Watson PLC	752	165,921

		6,697,233

Interactive Media & Services(a) — 4.4%
Alphabet, Inc., Class A	2,034	4,112,565
Alphabet, Inc., Class C(b)	1,757	3,578,763
Facebook, Inc., Class A	6,812	1,754,907
Pinterest, Inc., Class A	1,146	92,345
Snap, Inc., Class A	2,003	131,517
Twitter, Inc.	7,083	545,816
ZoomInfo Technologies, Inc., Class A	1,596	83,662

		10,299,575

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	1,923	5,947,704
eBay, Inc.	10,929	616,614
Etsy, Inc.(a)	831	183,044
MercadoLibre, Inc.(a)	55	90,096
Overstock.com, Inc.(a)	203	13,636
Wayfair, Inc., Class A(a)	577	166,742

		7,017,836

IT Services — 5.7%
Accenture PLC, Class A	213	53,442
Automatic Data Processing, Inc.	14,072	2,448,809
DXC Technology Co.(a)	4,153	104,739
Fidelity National Information Services, Inc.	497	68,586
International Business Machines Corp.	8,718	1,036,832
Mastercard, Inc., Class A	10,849	3,838,919
Okta, Inc.(a)	1,282	335,179
PayPal Holdings, Inc.(a)	10,490	2,725,826
Switch, Inc., Class A	3,903	67,678
Visa, Inc., Class A	12,375	2,628,326

		13,308,336

2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.1%
YETI Holdings, Inc.(a)	2,069	$142,285

Life Sciences Tools & Services(a) — 0.4%
Adaptive Biotechnologies Corp.	380	21,497
Illumina, Inc.	561	246,509
Mettler-Toledo International, Inc.	61	68,079
Waters Corp.	2,556	700,037

		1,036,122

Machinery — 2.0%
Deere & Co.	1,674	584,427
Oshkosh Corp.	2,141	226,946
Woodward, Inc.	14,732	1,682,689
Xylem, Inc.	21,296	2,120,230

		4,614,292

Media — 1.7%
Cable One, Inc.	237	453,819
Cardlytics, Inc.(a)	1,302	172,424
Comcast Corp., Class A	826	43,547
Discovery, Inc., Class A(a)(b)	10,593	561,747
Discovery, Inc., Class C(a)	1,872	84,240
John Wiley & Sons, Inc., Class A	9,102	479,493
New York Times Co., Class A	16,240	831,001
Omnicom Group, Inc.	2,298	157,942
Sirius XM Holdings, Inc.	86,525	506,171
TEGNA, Inc.	39,036	711,626

		4,002,010

Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	7,701	1,018,072
Royal Gold, Inc.	5,947	616,764

		1,634,836

Multi-line Retail — 0.8%
Nordstrom, Inc.(a)	8,956	326,446
Target Corp.	8,411	1,542,914

		1,869,360

Multi-Utilities — 0.8%
Consolidated Edison, Inc.	29,095	1,910,087

Oil, Gas & Consumable Fuels — 0.8%
Chevron Corp.	5,285	528,500
Hess Corp.	20,048	1,313,746
Ovintiv, Inc.	4,249	98,024

		1,940,270

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	28,992	1,778,079
Catalent, Inc.(a)	948	107,797
Eli Lilly & Co.	1,001	205,095
Johnson & Johnson	15,935	2,525,060
Merck & Co., Inc.	2,838	206,095
Perrigo Co. PLC	1,452	58,603
Pfizer, Inc.	33,240	1,113,208
Zoetis, Inc.	8,415	1,306,345

		7,300,282

Professional Services — 0.7%
IHS Markit Ltd.	8,305	748,779
Robert Half International, Inc.	9,704	754,874
TriNet Group, Inc.(a)	412	33,071

		1,536,724

Security	Shares	Value

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)	28,342	$2,147,473

Road & Rail — 0.8%
Landstar System, Inc.	8,247	1,320,675
Lyft, Inc., Class A(a)	445	24,786
Ryder System, Inc.	7,122	482,658

		1,828,119

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)	4,871	411,648
Applied Materials, Inc.	20,317	2,401,266
Enphase Energy, Inc.(a)	939	165,321
First Solar, Inc.(a)	1,311	106,217
Intel Corp.	38,141	2,318,210
Lam Research Corp.	606	343,717
NVIDIA Corp.	6,865	3,766,002
SolarEdge Technologies, Inc.(a)	520	155,121
SunPower Corp.(a)	1,971	68,532
Texas Instruments, Inc.	4,050	697,694
Universal Display Corp.	1,241	262,707
Xilinx, Inc.(a)	1,470	191,541

		10,887,976

Software — 10.2%
ACI Worldwide, Inc.(a)	3,411	130,505
Adobe, Inc.(a)	6,760	3,107,369
Autodesk, Inc.(a)	797	219,972
Cadence Design Systems, Inc.(a)	13,376	1,887,220
Citrix Systems, Inc.	1,243	166,040
HubSpot, Inc.(a)	463	238,445
Intuit, Inc.	4,066	1,586,309
Microsoft Corp.	53,719	12,483,221
Qualtrics International Ltd., Class A(a)	1,982	75,316
ServiceNow, Inc.(a)	4,420	2,357,893
Slack Technologies, Inc., Class A(a)	2,187	89,514
Teradata Corp.(a)	7,414	297,302
VMware, Inc., Class A(a)	5,097	704,456
Workday, Inc., Class A(a)	2,173	532,776

		23,876,338

Specialty Retail — 2.2%
Best Buy Co., Inc.	15,863	1,591,852
Gap, Inc.(a)	4,139	103,268
Home Depot, Inc.	12,790	3,304,168
Lowe’s Cos., Inc.	1,349	215,503

		5,214,791

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	81,373	9,867,290
Dell Technologies, Inc., Class C(a)	2,398	194,406
Hewlett Packard Enterprise Co.	89,627	1,304,969

		11,366,665

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	2,398	200,161
Levi Strauss & Co., Class A	22,627	526,304
Lululemon Athletica, Inc.(a)	1,756	547,310
NIKE, Inc., Class B	1,803	243,009
PVH Corp.(a)	2,676	267,493

		1,784,277

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	12,035	146,947

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.0%
SiteOne Landscape Supply, Inc.(a)	1,721	$272,796
W.W. Grainger, Inc.	5,583	2,080,840

		2,353,636

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc.(a)	247	29,633

Total Long-Term Investments — 93.9%
(Cost: $182,382,384)		218,686,448

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	9,783,434	9,783,434
SL Liquidity Series, LLC, Money Market Series, 0.12%(c)(d)(e)	964,553	964,939

Total Short-Term Securities — 4.6%
(Cost: $10,748,296)		10,748,373

Total Investments — 98.5%
(Cost: $193,130,680)		229,434,821

Other Assets Less Liabilities — 1.5%		3,524,370

Net Assets — 100.0%		$232,959,191

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$9,783,434	(a)	$—		$—	$—	$9,783,434	9,783,434	$1,908		$—
SL Liquidity Series, LLC, Money Market Series	4,503,354	—		(3,537,956	)(a)	(328)	(131)	964,939	964,553	3,345	(b)	—

						$(328)	$(131)	$10,748,373		$5,253		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	46	03/19/21	$8,761	$(147,757)

4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Advantage ESG U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$218,686,448	$—	$—	$218,686,448
Short-Term Securities
Money Market Funds	9,783,434	—	—	9,783,434

	$228,469,882	$—	$—	228,469,882

Investments Valued at NAV(a)				964,939

				$229,434,821

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(147,757)	$—	$—	$(147,757)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

S&P	Standard & Poor’s

SCHEDULE OF INVESTMENTS	5